Assets Held for Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Assets Held for Sale [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$560	$1,019	$1,029	$770	$281	$3,659

Lease Commitments Related to Headquarters Building (in '000s)

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$653	$673	$693	$714	$281	$3,014
Atlas assumed a lease for Gateway's headquarters in St. Louis, Missouri as part of the acquisition which took place on January 2, 2013. Atlas has cash obligations of $336,000 per year through February 2017 which are not included in the above table.